INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]
The income tax provision (benefit) for the years ended December 31, 2013 and 2012 consists of the following:

	2013	2012
Current	$—	$—
Deferred
Federal (Israel)	(445,913)	(233,418)
State	—	—
Foreign	—	—
Change in Valuation Allowance	445,913	233,418

Income tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the Israeli income tax rate and the Company’s effective rate for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012

Statutory tax rate	(25.0)%	(25.0)%

Change in valuation allowance	25.0	25.0%

	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2013 and 2012, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	2013	2012

Net loss carry forwards	679,330	233,418
Total Deferred Tax Asset	679,330	233,418
Less: valuation allowance	(679,330)	(233,418)

Total	$—	$—